Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Summary of supplemental information related to operating leases
A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 is as follows:

	As of December 31,
	2024	2025
	(RMB in millions)
Operating lease ROU assets	24,532	31,128
Operating lease liabilities-current	7,606	9,399
Operating lease liabilities-non-current	18,106	23,708

Total operating lease liabilities	25,712	33,107

Weighted average remaining lease term	7.2 years	7.1 years
Weighted average discount rate	4.2%	3.6%

Summary of lease cost recognized and supplemental cash flow information related to operating leases
A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Operating lease cost	8,917	8,934	9,213
Short-term lease cost	3,358	3,263	3,405

Total	12,275	12,197	12,618

Cash paid for operating leases	9,086	9,546	10,012

Summary of maturity of lease liabilities
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2025 is as follows:

As of December 31, 202 5
(RMB in millions)
2026	9,616
2027	6,267
2028	4,419
2029	3,409
2030	2,729
2031 and thereafter	11,737

Total lease payments	38,177
Less: interest	(5,070)

Present value of operating lease liabilities	33,107